Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Cash flows from operating activities
Net income	$ 2,783,786	$ 3,591,285	$ 2,237,865	$ 3,355,409
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property, plant and equipment	528,935	682,365	609,711	536,013
Amortization of right-of-use assets	1,117,976	1,442,271	1,291,797	986,420
Operating lease modifications			(30,798)	(7,025)
Gain on disposal of property, plant and equipment	(26,766)	(34,530)	(957)	(5,000)
Allowance for inventories write-down	69,219	89,298		56,415
Provision for allowance for expected credit losses – third parties	25,637	33,074	358,426	68,436
Fair value change in financial instrument	2,369	3,056	(5,478)	(9,502)
Changes in operating assets and liabilities
Accounts receivable, net	(3,093,829)	(3,991,265)	(397,380)	(899,646)
Other receivables	(262,878)	(339,129)	(148,153)	35,705
Advance to supplier	(1,739,184)	(2,243,674)	(800,000)
Advances to related parties	(364,193)	(469,836)	121,208
Inventories	(484,097)	(624,521)	(1,328,153)	(524,506)
Accounts payable	1,000,304	1,290,465	1,130,409	(229,789)
Other payables	(402,917)	(519,792)	(850,431)	1,602,687
Finance lease liabilities – interest portion of lease payment	(34,623)	(44,666)	(39,858)	(80,461)
Operating lease liabilities	(1,100,960)	(1,420,319)	(1,224,960)	(816,855)
Income tax payable	311,942	402,428	(723,114)	131,736
Net cash provided by/(used in) operating activities	(1,669,279)	(2,153,490)	200,134	4,200,037
Cash flows from investing activities:
Purchases of property, plant and equipment	(153,022)	(197,410)	(615,809)	(235,355)
Proceeds from disposal of property, plant and equipment	26,704	34,450	1,000	5,000
Disbursement of loan to third parties			(7,680,380)
Repayment of loan from third parties	1,905,564	2,458,316	2,500,000
Net cash (used in)/provided by investing activities	1,779,246	2,295,356	(5,795,189)	(230,355)
Cash flows from financing activities:
Proceeds from common shares issued for cash			9,505,469
Repayment to shareholders, net				(186,950)
Dividends paid				(2,000,000)
Deferred IPO expenses				(543,076)
Repayments of bank loans	(406,857)	(524,875)	(566,835)	(126,628)
Payments for finance lease liabilities – principal portion	(162,132)	(209,162)	(165,385)	(76,991)
Net cash (used in)/ provided by financing activities	(568,989)	(734,037)	8,773,249	(2,933,645)
Net changes in cash and cash equivalents	(459,022)	(592,171)	3,178,194	1,036,037
Cash and cash equivalents at beginning of the year	5,152,258	6,646,788	3,468,594	2,432,557
Cash and cash equivalents at end of the year	4,693,236	6,054,617	6,646,788	3,468,594
Supplement disclosures of cash flow information
Income taxes paid	(587,482)	(757,911)	(943,066)	(660,471)
Interest paid	$ (135,841)	$ (175,245)	$ (200,638)	$ (214,462)